Destra Multi-Alternative Fund
Schedule of Investments
As of June 30, 2022 (unaudited)
Shares	Security	Value
	COMMON STOCKS – 20.9%
	AEROSPACE/DEFENSE – 1.2%
2,248	L3Harris Technologies, Inc.	$543,342
1,316	Northrop Grumman Corp.	629,798
		1,173,140

	AUTO MANUFACTURERS – 0.7%
3,490	Cummins, Inc.	675,420

	BANKS – 1.1%
47,558	Huntington Bancshares, Inc.	572,123
7,315	Morgan Stanley	556,379
		1,128,502

	BIOTECHNOLOGY – 0.7%
12,404	Corteva, Inc.	671,553

	CHEMICALS – 0.6%
4,847	International Flavors & Fragrances, Inc.	577,375

	CONSUMER – 0.5%
2,090	McDonald’s Corp	515,979

	ELECTRIC – 0.5%
7,227	NextEra Energy, Inc.	559,803

	FINANCIAL SERVICES – 0.5%
5,099	Blackstone Group, Inc.	465,182

	HEALTHCARE-SERVICES – 0.8%
1,630	UnitedHealth Group, Inc.	837,217

	INSURANCE – 0.5%
7,550	Principal Financial Group, Inc.	504,265

	INVESTMENT COMPANIES – 0.3%
18,391	CION Investment Corp.	159,999
12,704	CION Investment Corp., Tranche C(4)	110,523
		270,522

	LISTED BUSINESS DEVELOPMENT COMPANIES – 4.0%
327,500	Owl Rock Capital Corp.(1)	4,038,075

	MACHINERY-DIVERSIFIED – 0.3%
1,695	Rockwell Automation, Inc.	337,830

	MEDIA – 0.5%
12,254	Comcast Corp., Class A	480,847

	MINING – 0.7%
12,163	Newmont Mining Corp.	725,766

	MISCELLANEOUS MANUFACTURING – 0.9%
2,618	Illinois Tool Works, Inc.	477,130
1,839	Parker-Hannifin Corp.	452,486
		929,616
Shares	Security	Value
	COMMON STOCKS (continued)
	OIL & GAS – 1.5%
6,284	EOG Resources, Inc.	$694,005
3,469	Pioneer Natural Resources Co.	773,864
		1,467,869

	OIL & GAS SERVICES – 0.6%
21,059	Baker Hughes Co	607,973

	PHARMACEUTICALS – 0.9%
5,860	AbbVie, Inc.	897,518

	RETAIL – 0.9%
2,534	Target Corp.	357,877
9,092	The TJX Cos., Inc.	507,788
		865,665

	SEMICONDUCTORS – 1.0%
3,497	Analog Devices, Inc.	510,877
1,135	Broadcom Ltd.	551,394
		1,062,271

	SOFTWARE – 0.6%
2,268	Microsoft Corp.	582,490

	TELECOMMUNICATIONS – 0.6%
20,034	Corning, Inc.	631,271

	TRANSPORTATION – 1.0%
2,193	Union Pacific Corp.	467,723
3,067	United Parcel Service, Inc., Class B	559,850
		1,027,573
	TOTAL COMMON STOCKS (Cost $24,233,101)	21,033,722

	EXCHANGE-TRADED FUND – 1.1%
22,951	KraneShares Global Carbon ETF(2)	1,129,878
	TOTAL EXCHANGE-TRADED FUND (Cost $860,820)	1,129,878

	PRIVATE COMPANIES – 9.8%
254,113	Always AI, Inc., Series A-1 Preferred Stock(2)(3)(4)	828,459
490,767	Always AI, Inc., Series B Preferred Stock(2)(3)(4)	1,599,999
179,641	Clear Street Group Inc., Series B Preferred Stock(2)(3)(4)	1,500,000
23,723	Eat Just, Inc., Series F Common Stock(2)(3)(4)	450,000
542,467	GOSITE, Inc., Series A-1 Preferred Stock(2)(3)(4)	4,680,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(2)(3)(4)	828,312
	TOTAL PRIVATE COMPANIES (Cost $6,865,497)	9,886,770

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares	Security	Value
	CONTINGENT VALUE RIGHTS – 1.9%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co.(2)(3)	$—

	REAL ESTATE – 1.9%
456,540	Hospitality Investors Trust, Inc.(2)(3)(4)	241,226
579,536	Ready Capital Corp.(2)(3)(4)	1,616,905
		1,858,131
	TOTAL CONTINGENT VALUE RIGHTS Cost $9,395,583)	1,858,131

	REAL ESTATE INVESTMENT TRUSTS – 35.1%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 15.0%
40,000	American Campus Communities, Inc.	2,578,800
275,000	Newlake Capital Partners, Inc.	5,087,500
4,175	Prologis, Inc., REIT	491,189
579,536	Ready Capital Corp.	6,908,069
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	15,065,558

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.9%
311,231	Healthcare Trust, Inc., 7.375% Series A Preferred Stock(3)(4)	4,454,389
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(2)(3)(4)	3,454,559
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,908,948

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 12.2%
715,000	Aventine Property Group, Inc., Common Stock(3)(4)	4,804,800
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(3)(4)(5)	7,475,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	12,279,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $42,884,977)	35,254,306

	ALTERNATIVE INVESTMENT FUNDS – 39.7%
250	Arboretum Core Asset Fund, LP(4)(5)(6)	2,370,495
—	Canyon CLO Fund II LP(3)(4)(7)	9,673,491
—	Canyon CLO Fund III LP(3)(4)(5)(7)	3,488,092
4,113	Clarion Lion Industrial Trust(4)(6)	15,395,342
Shares	Security	Value
	ALTERNATIVE INVESTMENT FUNDS (continued)
—	Ovation Alternative Income Fund(4)(6)(7)	$1,457,632
159	Preservation REIT 1, Inc.(4)(6)(8)	7,337,392
153	SGOF Liquidating Master, Ltd.(2)(4)(6)	196,346
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $25,360,937)	39,918,790

	SHORT-TERM INVESTMENTS – 9.8%
	MONEY MARKET FUND – 9.8%
9,872,808	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 1.21%(1)(9)	9,872,808
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,872,808)	9,872,808
	TOTAL INVESTMENTS – 118.3% (Cost $119,473,723)	118,954,405
	Liabilities in Excess of Other Assets – (18.3)%	(18,393,277)
	TOTAL NET ASSETS – 100.0%	$100,561,128

	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.2)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(649,341)
(1,290)	iShares Transportation Average ETF	(274,641)
(9,800)	ProShares UltraPro QQQ	(235,200)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(802,222))	$(1,159,182)

(1)   All or a portion of this security is segregated as collateral for securities sold short.

(2)   Non-income producing security.

(3)   Fair valued using significant unobservable inputs.

(4)   Restricted investments as to resale.

(5)   Affiliated investment for which ownership exceeds 5% of the investment’s capital.

(6)   Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient.

(7)   Alternative investment fund does not issue shares.

(8)   Affiliated investment for which ownership exceeds 25% of the investment’s capital.

(9)   The rate is the annualized seven-day yield as of June 30, 2022.

ETF — Exchange-Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at June 30, 2022 is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
Always AI, Inc.	1/5/2021	$1,999,998		$2,428,458	2.4%
Arboretum Core Asset Fund, LP	8/2/2018	2,500,000		2,370,495	2.4
Aventine Property Group, Inc.	1/13/2021	5,492,200		4,804,800	4.8
Canyon CLO Fund II LP	2/25/2019	8,947,609		9,673,491	9.6
Canyon CLO Fund III LP	3/1/2022	3,592,231		3,488,092	3.5
Cion Investment Corp., Tranche C	4/21/2014	244,349		110,523	0.1
Clarion Lion Industrial Trust	6/29/2015	5,570,216		15,395,342	15.3
Clear Street Group Inc.	5/18/2022	1,500,000		1,500,000	1.5
Eat Just, Inc.	6/11/2021	515,501		450,000	0.4
GOSITE, Inc.	7/31/2020	2,099,998		4,680,000	4.6
Healthcare Trust, Inc.	3/30/2012	4,350,489		4,454,389	4.3
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.2
Iridia, Inc.	2/25/2021	750,000		828,312	0.8
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		3,454,559	3.4
Ovation Alternative Income Fund	7/25/2014	1,373,715		1,457,632	1.4
Preservation REIT 1, Inc.	10/22/2019	3,377,166		7,337,392	7.3
Ready Capital Corp., Contingent Value Rights	7/6/2017	—	(1)	1,616,905	1.6
SGOF Liquidating Master, Ltd.	6/2/2015	—	(1)	196,346	0.2
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,792,962		7,475,000	7.4
Total		$67,049,335		$71,962,962

(1)     Transferred at no cost as a result of a corporate action.

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